Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	THE CALVERT FUND
Registrant CIK	dei_EntityCentralIndexKey	0000701039
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2024
Risk/Return	rr_RiskReturnHeading	Supplement to Prospectus dated February 1, 2024
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest in over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 81 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest in over a 13-month period, at least $100,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page 81 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.40%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 437
3 Years	rr_ExpenseExampleYear03	739
1 Year	rr_ExpenseExampleNoRedemptionYear01	437
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 739
Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.40%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	$ 292
3 Years	rr_ExpenseExampleYear03	658
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 658
Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.40%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	350
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 350
Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.40%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less Expense Reimbursement and Fee Reduction(1)	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	350
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 350

[1]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares, 1.49% for Class C shares, 0.49% for Class I shares and 0.49% for Class R6 shares. This expense reimbursement will continue through February 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.